Share-Based Payment (Details)										12 Months Ended
	Apr. 29, 2025 shares	Dec. 17, 2024 $ / shares shares	Dec. 17, 2024 $ / shares shares	Jun. 27, 2024 shares	May 26, 2024 $ / shares	May 26, 2024 $ / shares	Jan. 08, 2024 $ / shares shares	Jan. 08, 2024 $ / shares shares	Jan. 10, 2022 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($)
Share-Based Payments [Line Items]
Authorized shares										100,000,000	100,000,000	[1]
Exercise price (in Dollars per share) | $ / shares										$ 0.18	$ 0.09
Stock-based compensation expenses (in Dollars) | $										$ 271
Number of shares issued										47,635,875	47,635,875	[1]
Purchase of shares										100,000	13,826,046
Common shares									1
Vesting period					4 years	4 years	4 years	4 years
Common Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued							2,337,212	2,337,212
Purchase of shares		434,000	434,000				1,519,388	1,519,388
Common shares							2,337,210	2,337,210
Vesting period		4 years	4 years
Price per share | (per share)		$ 0.15					$ 0.22	$ 0.3
Restricted Common Shares [Member]
Share-Based Payments [Line Items]
Vesting period		4 years	4 years
Issuance of restricted shares		2,249,206	2,249,206
Directors [Member]
Share-Based Payments [Line Items]
Exercise price per share | (per share)							$ 0.23	$ 0.3
Vesting period							4 years	4 years
Directors [Member] | Common Shares [Member]
Share-Based Payments [Line Items]
Purchase of shares							467,442	467,442
Employee [Member]
Share-Based Payments [Line Items]
Purchase of shares					4,477,694	4,477,694
Vesting period		4 years	4 years
Price per share | (per share)		$ 0.052	$ 0.07		$ 0.074	$ 0.1
Issuance of restricted shares	50,000
INX Plan [Member]
Share-Based Payments [Line Items]
Authorized shares										25,352,832
Aggregate number of common shares				49,192,357
Employees, Directors and Service Providers [Member] | Restricted Common Shares [Member]
Share-Based Payments [Line Items]
Issuance of restricted shares	50,000
Restricted Share Units [Member]
Share-Based Payments [Line Items]
Restricted share units					471,336	471,336
Restricted Stock Units [Member]
Share-Based Payments [Line Items]
Stock-based compensation expenses (in Dollars) | $										$ 328,000	$ 1,212,000		$ 2,724,000

[1]	After retrospective application of SAB 122 – see Note 3a